Provisions for Contingencies and Charges - Analysis of Total Provisions (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Long-term	$ 42	$ 36
Current	6	7
Provisions	$ 48	$ 43	$ 43